Non-interest Bearing Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Non-interest Bearing Liabilities [Text Block]
Note 5	Non-interest Bearing Liabilities

Non-interest bearing liabilities consists of the following:

	March 31,	September 30,
	2015	2014
Senior Convertible Debentures	$133,727	$263,727
Derivative Financial Instruments	-	5,456,000
	$133,727	$5,719,727

Senior Convertible Debentures

	March 31,	September 30,
	2015	2014

Senior Convertible Debentures, non-interest bearing ,unsecured, due March 18, 2044	3,527,566	7,446,044
Less: Debt Discount	(3,393,839)	(7,182,317)
Total carrying value	133,727	263,727
Less: current portion	-	-
Long term liability	$133,727	$263,727

On March 13, 2014, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers (the “Purchasers”) pursuant to which the Company issued senior convertible debentures in the aggregate principal amount of $10,000,000 (the “Debentures”).

In connection with the issuance of the Debentures, the Company issued an aggregate of 67,666,666 share purchase warrants as follows:

		Non-
	Purchasers	purchasers	Total
Series A Warrants	33,333,333	500,000	33,833,333
Series B Warrants	33,333,333	500,000	33,833,333
	66,666,666	1,000,000	67,666,666

Each Series A warrant is exercisable into one common share of the Company at $0.30 per share until March 18, 2019.

Each Series B warrant is exercisable into one common share of the Company at $0.42 per share until March 18, 2019

The Debentures are unsecured, non-interest bearing and are due on March 18, 2044. The Debentures were originally convertible, in whole or in part, at the option of the holder into common shares of the Company at $0.30 per share (“the Conversion Price”). The Conversion Price of the debenture will be adjusted in the event of common stock dividend, split or consolidation. The Conversion Price was later amended to $0.25 per share, as set forth below.

Pursuant to the guidance of ASC 470-20 Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Debentures between the Debentures and the detachable Purchaser warrants using the relative fair value method. The fair value of the Purchaser warrants of $22,326,200 at issuance resulted in a debt discount at issuance of $5,989,900.

The Company recorded a beneficial conversion feature discount of $4,010,100 in respect of the Debentures issued, based on the intrinsic value of the conversion feature limited to a maximum of the total proceeds of the Debentures allocated to the Debentures.

The total debt discount at issuance of $10,000,000 was being amortized using the effective interest method over the term of the Debentures.

In consideration for the Debentures issued, the Company issued an aggregate of 1,000,000 share purchase warrants to non-lenders as described above. The fair value of the Non- Purchaser Warrants of $334,900, along with finder’s fees and other financing costs directly associated with the issuance of the Debentures in the amount of $788,712, was recorded as a deferred financing charge and was being amortized to income over the term of the Debentures using the effective interest method.

The fair value of the Purchaser and Non-Purchaser warrants at issuance was determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.56%
Expected life (years)	5.00
Expected volatility	97.16%
Dividend yields	0.00%

In connection with the Purchase Agreement, the Company also entered into a registration rights agreement with each Purchaser (the “RRA”) whereby the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the resale of the shares of the Company’s common stock issuable upon conversion of the Debentures and upon exercise of the Purchaser warrants.

On July 23, 2014, the registration statement was declared effective by the SEC.

Amendment Agreements

On August 25, 2014, the Company entered into amendment agreements with each Purchaser, pursuant to which all provisions regarding liquidating damages and the accrual of damages with respect to the obligations for, and rights enforceable against, the Company, were eliminated from the RRAs. As consideration for entering into the amendment agreements and for the Purchasers agreeing to forego an amount of $459,912 in liquidating damages that had accrued and were accruing pursuant to the terms of the original RRAs, the Company agreed to adjust the fixed conversion price of the remaining outstanding debentures from $0.30 per share to $0.25 per share (the “Debenture Amendment”).

The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings and determined that this guidance did not apply to the Debenture Amendment. The Debenture Amendment was considered a substantial change in the terms of the debentures pursuant to ASC 470-50 Modifications and Extinguishments and accordingly, the Company was required to apply debt extinguishment accounting. Consequently, the Company calculated a net non-cash loss on extinguishment of debt of $8,099,137 as the premium of the aggregate fair value of the amended debentures over their aggregate carrying values of $906 immediately prior to the Debenture Amendment and the gain from the forgiveness of accrued liquidating damages of $459,912. This amount is included in other financing related charges and adjustments on the consolidated statement of operations during the year ended September 30, 2014.

The Company calculated the fair value of the amended Debentures by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the binomial option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	3.13%
Expected life (years)	29.58
Expected volatility	100.71%
Dividend yields	0.00%

In addition, in accordance with debt extinguishment accounting, remaining unamortized financing costs of $1,110,568 associated with the original Debentures were immediately amortized through earnings upon entering into the amendments. This amount is also included in other financing related charges and adjustments in the consolidated statement of operations during the year ended September 30, 2014.

During the six months ended March 31, 2015, the Company issued an aggregate of 15,673,912 shares of common stock that were based on a conversion price of $0.25 per share pursuant to the conversion of $3,918,478 in outstanding principal amounts due under the Debentures.

As a result of the bifurcation of the embedded conversion option subsequent to the Debenture Amendments as discussed above, for accounting purposes, two instruments were considered outstanding and, upon exercise of the contractual conversion option, extinguishment accounting was applied. Consequently, the embedded conversion feature was adjusted to fair value at the conversion date and the shares issued pursuant to conversion were recorded at their fair value on the date of issuance, determined with reference to the quoted market price of the Company’s shares on the issuance date. The resulting difference was recorded as a gain or loss on the consolidated statement of operations. During the six months ended March 31, 2015, the Company recorded $105,745 (2014: $Nil) in respect of net gains on these conversion of the Debentures.

Effective March 26, 2015 and upon a change in triggering events, the embedded conversion option is no longer required to be bifurcated and conversion accounting has been applied to all conversions subsequent to the change in triggering events.

Embedded conversion options and warrants

At September 30, 2014, the Company had outstanding embedded conversion options associated with the Senior Convertible Debentures and outstanding warrants being accounted for as derivative liabilities.

These derivative financial instruments arise as a result of applying ASC 815 Derivatives and Hedging (“ASC 815”), which requires the Company to make a determination whether an equity-linked financial instrument, or embedded feature, is indexed to the entity’s own stock. This guidance applies to any freestanding financial instrument or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own stock.

During the year ended September 30, 2014, the Company issued debentures with fixed price embedded conversion features and, subsequent to certain amendments as discussed above, the Company did not, at the date of issuance of these instruments, have a sufficient number of authorized and available shares of common stock to fully settle the conversion feature of such instruments if exercised. As such, the Company was required to account for these instruments as derivative financial instruments. On the amendment date of the related convertible debentures, the Company recorded a debt discount to the extent of the fair value of the embedded conversion features required to be accounted for as liabilities under ASC 815.

During the six months ended March 31, 2015, the Company issued units consisting of shares of common stock and share purchase warrants and since the Company did not, at the date of issuance of these instruments, have a sufficient number of authorized and available shares of common stock to fully settle the exercise of these warrants if exercised, due to the outstanding embedded conversion features discussed above, the Company was required to account for these instruments as derivative financial instruments. On the commitment date of the related warrants, the Company allocated the proceeds from the issuance of units first to the derivative liability at its fair value, with any remaining proceeds allocated to the common stock.

On March 26, 2015, the Company received stockholder approval to approve an amendment to the Company’s articles of incorporation to increase the Company’s authorized common stock from 150,000,000 to 400,000,000 shares, which is now sufficient to fully settle all the outstanding equity contracts. Consequently, these instruments previously accounted for as liabilities under ASC 815 are no longer required to be accounted for as liabilities. Pursuant to the guidance of ASC 815, the Company reclassified the fair value of these instruments on the date of this triggering event into equity, with the change in fair value up to the date of modification being recorded on the consolidated statement of operations as other income.

During the year ended September 30, 2013, the Company issued an aggregate of 6,448,966 common stock purchase warrants that were required to be accounted for as liabilities pursuant to ASC 815 as a result of certain features embedded in those instruments. During the three months ended December 31, 2013, the Company amended the terms of these common stock purchase warrants. As of the modification date, these warrants were no longer required to be accounted for as liabilities. Pursuant to the guidance of ASC 815, the Company reclassified the fair value of these instruments on the date of modification into equity, with the change in fair value up to the date of modification being recorded on the consolidated statements of operations as other income.

As a result of the application of ASC 815, the Company has recorded these liabilities at their fair values as follows:

	March 31,	September 30,
	2015	2014

Balance ,beginning of the period	$5,456,000	$904,000
Fair value at issuance	527,000	8,277,000
Change in fair value during the period	487,000	(2,956,000)
Reclassification to equity upon change in triggering events	(3,931,000)	(221,000)
Transfer to equity upon exercise	(2,539,000)	(548,000)
Balance, end of the period	$-	$5,456,000

The embedded conversion features and warrants accounted for as derivative financial instruments have no observable market and the Company estimated their fair values at their reclassification dates and September 30, 2014 using the binomial option pricing model based on the following weighted average management assumptions:

	Reclassification	September
	Date	30, 2014
Risk-free interest rate	1.47%	3.21%
Expected life (years)	24.19	29.48
Expected volatility	102.14%	100.07%
Dividend yields	0.00%	0.00%

Note 5	Non-interest Bearing Liabilities

Non-interest bearing liabilities consists of the following:

	2014	2013
Senior Convertible Debentures	$263,727	$–
Derivative Financial Instruments	5,456,000	904,000
	$5,719,727	$904,000

Senior Convertible Debentures

	2014	2013

Senior Convertible Debentures, non–interest bearing, unsecured, due March 18, 2044	7,446,044	–
Less: Debt Discount	(7,182,317)	–
Total carrying value	263,727	–
Less: current portion	–	–
Long term liability	$263,727	$–

On March 13, 2014, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers (the “Purchasers”) pursuant to which the Company issued senior convertible debentures in the aggregate principal amount of $10,000,000 (the “Debentures”).

In connection with the issuance of the Debentures, the Company issued an aggregate of 67,666,666 share purchase warrants as follows:

		Non–
	Purchasers	purchasers	Total
Series A Warrants	33,333,333	500,000	33,833,333
Series B Warrants	33,333,333	500,000	33,833,333
	66,666,666	1,000,000	67,666,666

Each Series A warrant is exercisable into one common share of the Company at $0.30 per share until March 18, 2019.

Each Series B warrant is exercisable into one common share of the Company at $0.42 per share until March 18, 2019

The Debentures are unsecured, non-interest bearing and are due on March 18, 2044. The Debentures were convertible, in whole or in part, at the option of the holder into common shares of the Company at $0.30 per share (“the Conversion Price”). The Conversion Price of the debenture will be adjusted in the event of common stock dividend, split or consolidation. The Conversion Price was later amended to $0.25 per share, as set forth below.

Pursuant to the guidance of ASC 470-20 Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Debentures between the Debentures and the detachable Purchaser warrants using the relative fair value method. The fair value of the Purchaser warrants of $22,326,200 at issuance resulted in a debt discount at issuance of $5,989,900.

The Company recorded a beneficial conversion feature discount of $4,010,100 in respect of the Debentures issued, based on the intrinsic value of the conversion feature limited to a maximum of the total proceeds of the Debentures allocated to the Debentures.

The total debt discount at issuance of $10,000,000 was being amortized using the effective interest method over the term of the Debentures. During the year ended September 30, 2014, the Company recorded accretion expense of $1,914,433 (2013: $Nil) in respect of the accretion of this discount, which is included in other financing related charges and adjustments on the consolidated statement of operations.

In consideration for the Debentures issued, the Company issued an aggregate of 1,000,000 share purchase warrants to non-lenders as described above. The fair value of the Non-Purchaser Warrants of $334,900, along with finder’s fees and other financing costs directly associated with the issuance of the Debentures in the amount of $788,712, was recorded as a deferred financing charge and is being amortized to income over the term of the Debentures using the effective interest method. During the year ended September 30, 2014, the Company had recorded financing expense of $13,044 (2013: $Nil) in respect of the amortization of these charges.

The fair value of the Purchaser and Non-Purchaser warrants at issuance was determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.56%
Expected life (years)	5.00
Expected volatility	97.16%
Dividend yields	0.00%

In connection with the Purchase Agreement, the Company also entered into a registration rights agreement with each Purchaser (the “RRA”) whereby the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the resale of the shares of the Company’s common stock issuable upon conversion of the Debentures and upon exercise of the Purchaser warrants.

On July 23, 2014, the registration statement was declared effective by the SEC.

Amendment Agreements

On August 25, 2014, the Company entered into amendment agreements with each Purchaser, pursuant to which all provisions regarding liquidating damages and the accrual of damages with respect to the obligations for, and rights enforceable against, the Company, were eliminated from the RRAs. As consideration for entering into the amendment agreements and for the Purchasers agreeing to forego an amount of $459,912 in liquidating damages that had accrued and were accruing pursuant to the terms of the original RRAs, the Company agreed to adjust the fixed conversion price of the remaining outstanding debentures from $0.30 per share to $0.25 per share (the “Debenture Amendment”).

The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings and determined that this guidance did not apply to the Debenture Amendment. The Debenture Amendment was considered a substantial change in the terms of the debentures pursuant to ASC 470-50 Modifications and Extinguishments and accordingly, the Company was required to apply debt extinguishment accounting. Consequently, the Company calculated a net non-cash loss on extinguishment of debt of $8,099,137 as the premium of the aggregate fair value of the amended debentures over their aggregate carrying values of $906 immediately prior to the Debenture Amendment and the gain from the forgiveness of accrued liquidating damages of $459,912. This amount is included in other financing related charges and adjustments on the consolidated statement of operations for the year ended September 30, 2014.

The Company calculated the fair value of the amended Debentures by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the binomial option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	3.13%
Expected life (years)	29.58
Expected volatility	100.71%
Dividend yields	0.00%

The net loss was recorded as part of financing related charges and adjustments in the consolidated statement of operations during the year ended September 30, 2014. In addition, in accordance with debt extinguishment accounting, remaining unamortized financing costs of $1,110,568 associated with the original Debentures were immediately amortized through earnings upon entering into the amendments. This amount is also included in other financing related charges and adjustments in the consolidated statement of operations for the year ended September 30, 2014.

During the year ended September 30, 2014, the Company issued an aggregate of 8,940,139 shares of common stock pursuant to conversion notices received from the Purchasers as follows:

(a)

An aggregate of 6,378,426 shares of common stock were issued at a conversion price of $0.30 per share pursuant to the conversion of $1,913,527 in outstanding principal amounts due under the Debentures, prior to the Debenture Amendment.

(b)

An aggregate of 2,561,713 shares of common stock were issued at a conversion price of $0.25 per share pursuant to the conversion of $640,428 in outstanding principal amounts due under the Debentures, subsequent to the Debenture Amendments.

As a result of the bifurcation of the embedded conversion option subsequent to the Debenture Amendments as discussed above, for accounting purposes, two instruments are considered outstanding and, upon exercise of the contractual conversion option, extinguishment accounting has been applied. Consequently, the embedded conversion feature is marked to fair value at the conversion date and the shares issued pursuant to conversion are recorded at their fair value on the date of issuance, determined with reference to the quoted market price of the Company’s shares on the issuance date. The resulting difference is recorded as a gain or loss on the consolidated statement of operations. During the year ended September 30, 2014, the Company recorded $19,290 (2013: $Nil) in respect of net gains on these conversion of the Debentures.

Embedded conversion options and warrants

The following table presents the components of the Company’s embedded conversion options and warrants being accounted for as derivative liabilities. These instruments have no observable market data and are derived using an option pricing model measured at fair value on a recurring basis, using Level 3 inputs to the fair value hierarchy:

	September 30,
	2014	2013

Warrants	$–	$904,000
Embedded conversion features	5,456,000	–
Derivative financial instruments	$5,456,000	$904,000

These derivative financial instruments arise as a result of applying ASC 815 Derivatives and Hedging (“ASC 815 ”), which requires the Company to make a determination whether an equity-linked financial instrument, or embedded feature, is indexed to the entity’s own stock. This guidance applies to any freestanding financial instrument or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own stock.

During the year ended September 30, 2014, the Company issued debentures with fixed price embedded conversion features and, subsequent to certain amendments as discussed above, the Company did not have a sufficient number of authorized and available shares of common stock to fully settle the conversion feature of such instruments if exercised. As such, the Company was required to account for these instruments as derivative financial instruments. On the commitment date of the related convertible debentures, the Company recorded a debt discount to the extent of the fair value of the embedded conversion features required to be accounted for as liabilities under ASC 815.

During the year ended September 30, 2013, the Company issued an aggregate of 6,448,966 common stock purchase warrants that were required to be accounted for as liabilities pursuant to ASC 815 as a result of certain features embedded in those instruments. During the year ended September 30, 2014, the Company amended the terms of these common stock purchase warrants. As of the modification date, these warrants were no longer required to be accounted for as liabilities. Pursuant to the guidance of ASC 815, the Company reclassified the fair value of these instruments on the date of modification into equity, with the change in fair value up to the date of modification being recorded on the consolidated statements of operations as other income.

As a result of the application of ASC 815, the Company has recorded these liabilities at their fair values as follows:

	September 30,
	2014	2013

Balance, beginning of the period	$904,000	$–
Fair value at issuance	8,277,000	919,000
Change in fair value during the period	(2,956,000)	(15,000)
Transfer to equity upon modification of warrant terms	(221,000)	–
Transfer to equity upon exercise	(548,000)	–
Balance, end of the period	$5,456,000	$904,000

The embedded conversion features and warrants accounted for as derivative financial instruments have no observable market and the Company estimated their fair values at September 30, 2014 and 2013 using the binomial option pricing model based on the following weighted average management assumptions:

	2014	2013
Risk-free interest rate	3.21%	0.10%
Expected life (years)	29.48	1.25
Expected volatility	100.07%	77.51%
Stock price	$0.184	$0.65
Dividend yields	0.00%	0.00%